Equity Method Investments and Related Party Transactions (Equity Investments and Ownership Percentages) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2012	Feb. 29, 2012
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 36,485
Redbox Instant By Verizon [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	25,210
Equity method investment, ownership percentage	35.00%	35.00%	35.00%
Other Equity Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 11,275
Minimum [Member] | Other Equity Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	10.00%
Maximum [Member] | Other Equity Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	23.00%